COMMITMENTS AND CONTINGENCIES, Aircraft Orders and Options (Details) $ in Thousands	1 Months Ended				3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2019 Aircraft	Oct. 31, 2019 Aircraft	Aug. 31, 2019 Aircraft	Dec. 31, 2018 USD ($)	Sep. 30, 2019 Aircraft	Jun. 30, 2019 Aircraft	Mar. 31, 2020 USD ($) Aircraft	Oct. 31, 2019 USD ($) Aircraft	Mar. 31, 2020 USD ($) Aircraft	Mar. 31, 2019 USD ($) Aircraft	Mar. 31, 2018 USD ($) Aircraft
Commitments and Contingencies [Abstract]
Aircraft rejected					10	10
Purchase commitment, total aircrafts							22		22
Postponement of commitments, number of aircraft							3		3
Deferral of capital expenditures | $							$ 14,400		$ 14,400
Number of aircraft purchased	2	1	1
Contract termination costs | $				$ 14,000			$ 0	$ 0		$ 14,699	$ 0
Number of aircrafts purchased without orders									0	1	0
U.K. SAR
Commitments and Contingencies [Abstract]
Purchase commitment, total aircrafts							4		4
Orders
Commitments and Contingencies [Abstract]
Beginning of period						26	2	26	26	27	32
Aircraft delivered							(2)	(2)		0	(5)
Aircraft rejected							0	(22)		0	0
Cancelled order							0	0		(1)	0
Expired options							0	0		0	0
End of period		2					0	2	0	26	27
Options
Commitments and Contingencies [Abstract]
Beginning of period						0	0	0	0	4	4
Aircraft delivered							0	0		0	0
Aircraft rejected							0	0		0	0
Cancelled order							0	0		0	0
Expired options							0	0		(4)	0
End of period		0					0	0	0	0	4